Right-of-Use Assets and Operating Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Right-Of-Use Assets And Operating Lease Liabilties [Abstract]
Schedule of Carrying Amounts of Right-of-Use Assets	The right-of-use assets movement for the six months ended June 30, 2024 and 2023 and the carrying amounts are as below:
	2024	2023
	(Unaudited)	(Unaudited)
Balance at January 1,	$2,688,208	$4,171,409
New leases	1,003,988	271,004
Termination of a lease	(112,912)	-
Depreciation expense	(816,084)	(1,042,981)
Exchange difference	(174,660)	(75,562)
Net book amount	$2,588,540	$3,323,870

Schedule of Operating Lease Liabilities	The total operating lease liabilities are as below:
	As of June 30, 2024	As of December 31, 2023
Current portion	$1,457,783	$1,239,066
Non-current portion	1,124,195	1,455,857
Operating lease liabilities	$2,581,978	$2,694,923